Investments - Teekay LNG - Yamal LNG Joint Venture - Additional Information (Detail) t in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2014 USD ($) Trains Vessel m t m³	Jun. 30, 2015 USD ($)
Net Investment Income [Line Items]
Equity method investment, ownership interest		16.04%
Maximum icebreaking capabilities in meters | m	2.1
Teekay LNG [Member]
Net Investment Income [Line Items]
Number of LNG trains | Trains	3
Expected capacity of trains | t	16.5
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	50.00%	50.00%
Number of vessels | Vessel	6
Volume of vessels | m³	172,000
Fully built-up cost	$ 2,100.0	$ 2,100.0
Due from joint venture		$ 99.9
Yamal LNG Joint Venture - Russia-based Novatek OAO [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	60.00%
Yamal LNG Joint Venture - France-based Total S.A. [Member]
Net Investment Income [Line Items]
Ownership percentage	20.00%
Yamal LNG Joint Venture - China-based China National Petroleum Corporation [Member]
Net Investment Income [Line Items]
Ownership percentage	20.00%